ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
ORDINARY SHARES
11.	ORDINARY SHARES

The Company was established under the laws of British Virgin Islands on May 10, 2016. The authorized number of ordinary shares was 30,000,000 shares with a par value of US$0.0001.

On November 29, 2024, the shareholders of the Company resolved and approved to amend the maximum number of shares the company was authorized to issue to become 600,000,000 shares, with no par value, each divided into (i) 280,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 300,000,000 non-voting ordinary shares with no par value each. Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.

On December 5, 2024, the Company filed the Third Amended and Restated Memorandum of Association with the Registrar of the British Virgin Islands. The change from ordinary shares to Class A ordinary shares was reflected with the Nasdaq Capital Market and in the marketplace on January 28, 2025.

On February 6, 2025, the Company effected a share combination of its shares at a ratio of four (4) shares into one (1). The number of outstanding Class A ordinary shares were reduced from 16,256,099 Class A ordinary shares to 4,064,050 Class A ordinary shares and the number of outstanding Class B Ordinary Shares were reduced from 4,000,000 to 1,000,000 Class B ordinary shares. On February 18, 2025, the Company’s Class A ordinary shares began trading on the Nasdaq on a post-share combination basis.

The Company believed it is appropriate to reflect the above share combination on a retroactive basis pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect the share combination.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS